FINANCIAL INSTRUMENTS - Summary of Expected Losses (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Trade receivables and expected losses	$ 291.1	$ 322.8
Commercial Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	90.8	192.4
Defense & Security
Disclosure of provision matrix [line items]
Trade receivables and expected losses	71.2	28.0
Executive Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	70.0	50.5
OGMA
Disclosure of provision matrix [line items]
Trade receivables and expected losses	31.8	33.8
Others
Disclosure of provision matrix [line items]
Trade receivables and expected losses	27.3	18.1
Not due
Disclosure of provision matrix [line items]
Trade receivables and expected losses	261.3	274.3
Not due | Commercial Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	76.7	176.2
Not due | Defense & Security
Disclosure of provision matrix [line items]
Trade receivables and expected losses	65.6	14.0
Not due | Executive Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	63.9	45.8
Not due | OGMA
Disclosure of provision matrix [line items]
Trade receivables and expected losses	30.3	23.9
Not due | Others
Disclosure of provision matrix [line items]
Trade receivables and expected losses	24.8	14.4
Up to 90 days
Disclosure of provision matrix [line items]
Trade receivables and expected losses	24.7	24.2
Up to 90 days | Commercial Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	14.2	9.8
Up to 90 days | Defense & Security
Disclosure of provision matrix [line items]
Trade receivables and expected losses	3.5	0.3
Up to 90 days | Executive Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	3.9	5.7
Up to 90 days | OGMA
Disclosure of provision matrix [line items]
Trade receivables and expected losses	1.1	4.9
Up to 90 days | Others
Disclosure of provision matrix [line items]
Trade receivables and expected losses	2.0	3.5
From 91 to 180 days
Disclosure of provision matrix [line items]
Trade receivables and expected losses	4.6	15.3
From 91 to 180 days | Commercial Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	1.7	9.9
From 91 to 180 days | Defense & Security
Disclosure of provision matrix [line items]
Trade receivables and expected losses	0.0	2.2
From 91 to 180 days | Executive Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	1.5	0.5
From 91 to 180 days | OGMA
Disclosure of provision matrix [line items]
Trade receivables and expected losses	0.6	2.3
From 91 to 180 days | Others
Disclosure of provision matrix [line items]
Trade receivables and expected losses	0.8	0.4
More than 180 days
Disclosure of provision matrix [line items]
Trade receivables and expected losses	7.1	21.2
More than 180 days | Commercial Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	1.1	5.6
More than 180 days | Defense & Security
Disclosure of provision matrix [line items]
Trade receivables and expected losses	3.7	12.0
More than 180 days | Executive Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	1.7	0.1
More than 180 days | OGMA
Disclosure of provision matrix [line items]
Trade receivables and expected losses	0.0	3.2
More than 180 days | Others
Disclosure of provision matrix [line items]
Trade receivables and expected losses	0.6	0.3
Expected credit losses
Disclosure of provision matrix [line items]
Trade receivables and expected losses	(6.6)	(12.2)
Expected credit losses | Commercial Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	(2.9)	(9.1)
Expected credit losses | Defense & Security
Disclosure of provision matrix [line items]
Trade receivables and expected losses	(1.6)	(0.5)
Expected credit losses | Executive Aviation
Disclosure of provision matrix [line items]
Trade receivables and expected losses	(1.0)	(1.6)
Expected credit losses | OGMA
Disclosure of provision matrix [line items]
Trade receivables and expected losses	(0.2)	(0.5)
Expected credit losses | Others
Disclosure of provision matrix [line items]
Trade receivables and expected losses	$ (0.9)	$ (0.5)